UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file Number: 811-7470


                              HERITAGE SERIES TRUST
               (Exact name of Registrant as Specified in Charter)

                              880 Carillon Parkway
                 St. Petersburg, FL 33716 (Address of Principal
                          Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 573-3800

                           RICHARD K. RIESS, PRESIDENT
                              880 Carillon Parkway
                            St. Petersburg, FL 33716
                     (Name and Address of Agent for Service)

                                    Copy to:
                           CLIFFORD J. ALEXANDER, ESQ.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue, NW
                             Washington, D.C. 20036





Date of fiscal year end: October 31

Date of reporting period: July 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS


   -------------------------------------------------------------------------------------------------------------------
                                     HERITAGE SERIES TRUST - DIVERSIFIED GROWTH FUND
                                                  INVESTMENT PORTFOLIO
                                                      JULY 31, 2004
                                                       (UNAUDITED)
   -------------------------------------------------------------------------------------------------------------------
                                                                                                             % OF NET
                                                                                   SHARES     VALUE           ASSETS
                                                                                   ------ --------------      ------
   COMMON STOCKS
       AEROSPACE/DEFENSE
           Alliant Techsystems, Inc.*                                              18,600     $ 1,171,056        0.8%
                                                                                          ----------------  ----------
       APPAREL
           Columbia Sportswear Company*                                            28,800       1,576,800        1.0%
                                                                                          ----------------  ----------
       BIOTECHNOLOGY
           Celgene Corporation*                                                    13,500         719,955        0.5%
           Invitrogen Corporation*                                                 44,000       2,309,120        1.5%
           Martek Biosciences Corporation*                                         22,600       1,069,432        0.7%
                                                                                          ----------------  ----------
                                                                                                4,098,507        2.7%
       COMMERCIAL SERVICES
           University of Phoenix Online*                                           55,300       4,765,201        3.2%
           Weight Watchers International Inc.*                                     74,225       2,875,477        1.9%
                                                                                          ----------------  ----------
                                                                                                7,640,678        5.1%
       COMPUTERS
           FactSet Research Systems Inc.                                           87,900       3,792,885        2.5%
                                                                                          ----------------  ----------
       ELECTRICAL COMPONENTS & EQUIPMENT
           American Power Conversion Corporation                                   60,800         918,080        0.6%
                                                                                          ----------------  ----------
       ELECTRONICS
           AU Optronics Corp.                                                     104,000       1,222,000        0.8%
           Vishay Intertechnology, Inc.*                                           45,200         700,600        0.5%
           Waters Corporation*                                                      6,800         298,384        0.2%
                                                                                          ----------------  ----------
                                                                                                2,220,984        1.5%
       ENTERTAINMENT
           GTECH Holdings Corporation                                             132,900       5,630,973        3.7%
           International Game Technology                                           89,300       2,887,962        1.9%
                                                                                          ----------------  ----------
                                                                                                8,518,935        5.6%
       FINANCIAL SERVICES
           Ameritrade Holding Corporation*                                        378,200       4,194,238        2.8%
           Doral Financial Corporation                                             43,800       1,719,150        1.1%
           T. Rowe Price Group, Inc.                                               51,900       2,398,818        1.6%
                                                                                          ----------------  ----------
                                                                                                8,312,206        5.5%
       HEALTHCARE PRODUCTS
           Cooper Companies, Inc.                                                  26,100       1,551,645        1.0%
           INAMED Corporation*                                                     88,200       4,778,676        3.2%
           ResMed Inc.*                                                            83,100       4,071,900        2.7%
           Stryker Corporation                                                    120,000       5,721,600        3.8%
           Varian Medical Systems Inc.*                                            34,800       2,401,548        1.6%
                                                                                          ----------------  ----------
                                                                                               18,525,369       12.3%
       INSURANCE
           AMBAC Financial Group, Inc.                                             45,100       3,207,061        2.1%
           Brown & Brown, Inc.                                                     24,400       1,037,488        0.7%
           Radian Group Inc.                                                       31,500       1,449,630        1.0%
           The PMI Group, Inc.                                                     36,500       1,504,895        1.0%
                                                                                          ----------------  ----------
                                                                                                7,199,074        4.8%
       INTERNET
           Check Point Software Technologies Ltd.*                                 77,500       1,541,475        1.0%
           InterActiveCorp*                                                        46,850       1,279,005        0.8%
           WebMD Corporation*                                                     713,100       5,804,634        3.9%
                                                                                          ----------------  ----------
                                                                                                8,625,114        5.7%
       LEISURE TIME
           Carnival Corporation                                                    36,725       1,711,752        1.1%
           Royal Caribbean Cruises, Ltd.                                           63,400       2,710,350        1.8%
                                                                                          ----------------  ----------
                                                                                                4,422,102        2.9%
       LODGING
           Harrah's Entertainment, Inc.                                           110,800       5,151,092        3.4%
           Station Casinos, Inc.                                                  106,625       4,606,200        3.1%
                                                                                          ----------------  ----------
                                                                                                9,757,292        6.5%
       LOGIC SEMICONDUCTORS
           Altera Corporation*                                                    235,800       4,909,356        3.3%
                                                                                          ----------------  ----------
       MEMORY  &  COMMODITY SEMICONDUCTORS
           Integrated Device Technology, Inc.*                                    152,725       1,745,647        1.2%
                                                                                          ----------------  ----------
       OIL & GAS
           Patterson-UTI Energy, Inc.                                             370,800       6,759,684        4.5%

   -------------------------------------------------------------------------------------------------------------------
                                     HERITAGE SERIES TRUST - DIVERSIFIED GROWTH FUND
                                                  INVESTMENT PORTFOLIO
                                                      JULY 31, 2004
                                                       (UNAUDITED)
   -------------------------------------------------------------------------------------------------------------------
                                                                                                             % OF NET
                                                                                   SHARES     VALUE           ASSETS
                                                                                   ------ --------------      ------

           Valero Energy Corporation                                               40,100       3,004,292        2.0%
                                                                                          ----------------  ----------
                                                                                                9,763,976        6.5%
       OIL & GAS SERVICES
           BJ Services Company                                                     72,900       3,620,214        2.4%
                                                                                          ----------------  ----------
       PHARMACEUTICALS
           Caremark Rx, Inc.*                                                      80,700       2,461,350        1.6%
                                                                                          ----------------  ----------
       RETAIL
           The Cheesecake Factory Inc.*                                            51,200       2,138,624        1.4%
                                                                                          ----------------  ----------
       SEMICONDUCTOR EQUIPMENT
           ASML Holding N.V.*                                                     230,475       3,275,050        2.2%
                                                                                          ----------------  ----------
       SOFTWARE
           Datastream Systems, Inc.*                                              300,000       1,959,000        1.3%
           Electronic Arts Inc.*                                                   63,400       3,178,242        2.1%
           Red Hat, Inc.*                                                         248,600       4,256,032        2.8%
                                                                                          ----------------  ----------
                                                                                                9,393,274        6.2%
       TELECOMMUNICATIONS
           Amdocs Ltd.*                                                           109,900       2,384,830        1.6%
           Avaya Inc.*                                                            253,000       3,706,450        2.5%
           Comverse Technology, Inc.*                                             218,100       3,720,785        2.5%
           Nextel Partners Inc.*                                                  292,200       4,695,654        3.1%
           Scientific-Atlanta, Inc.                                                25,600         787,200        0.5%
                                                                                          ----------------  ----------
                                                                                               15,294,919       10.2%
       TRANSPORTATION
           Teekay Shipping Corporation                                             78,700       3,130,686        2.1%
                                                                                          ----------------  ----------
   Total Common Stocks                                                                        142,512,178       94.6%

   REPURCHASE AGREEMENT
   Repurchase Agreement with State Street
   Bank and Trust Company, dated
   July 30, 2004 @ 1.18% to be
   repurchased at $7,993,786 on
   August 2, 2004, collateralized by
   $6,685,000 United States Treasury Bonds,
   6.75% due August 15, 2026, (market value
   $8,162,501 including interest)                                                               7,993,000        5.3%
                                                                                          ----------------  ----------

   TOTAL INVESTMENT PORTFOLIO (cost $135,917,832) (a)                                         150,505,178       99.9%
   OTHER ASSETS AND LIABILITIES, net,                                                             181,447        0.1%
                                                                                          ----------------  ----------
   NET ASSETS                                                                                $150,686,625      100.0%
                                                                                          ================  ==========

   --------

   -------------------------------------------------------------------------
   * Non-income producing security.

   (a) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized appreciation of $14,587,346 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $19,041,057 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $4,453,711.

    ----------------------------------------------------------------------------------------------------------------
                                       HERITAGE SERIES TRUST - GROWTH EQUITY FUND
                                                  INVESTMENT PORTFOLIO
                                                      JULY 31, 2004
                                                       (UNAUDITED)
    ----------------------------------------------------------------------------------------------------------------

                                                                                                           % OF NET
                                                                              SHARES           VALUE         ASSETS
                                                                              ------           -----         ------
    COMMON STOCKS
       ANALOG SEMICONDUCTORS
         Maxim Integrated Products                                            84,800      $ 4,078,880          1.7%
                                                                                     -----------------  ------------
       BEVERAGES
         The Coca-Cola Company                                                96,800        4,245,648          1.8%
                                                                                     -----------------  ------------
       BIOTECHNOLOGY
         Amgen Inc.*                                                          80,500        4,578,840          1.9%
         Genzyme Corporation, General Division*                               79,050        4,053,684          1.7%
                                                                                     -----------------  ------------
                                                                                            8,632,524          3.6%
       BROADCASTING SERVICES/PROGRAMS
         Clear Channel Communications, Inc.                                   85,800        3,063,060          1.3%
                                                                                     -----------------  ------------
       COMMERCIAL SERVICES
         Accenture Ltd., Class "A"*                                           50,200        1,236,426          0.5%
         Cendant Corporation                                                 136,650        3,126,552          1.3%
         Jackson Hewitt Tax Service Inc.*                                     63,000        1,096,200          0.5%
                                                                                     -----------------  ------------
                                                                                            5,459,178          2.3%
       COMMUNICATION SEMICONDUCTORS
         Applied Micro Circuits Corporation*                                 208,000          748,800          0.3%
                                                                                     -----------------  ------------
       COMPUTERS
         Dell, Inc.*                                                         211,600        7,505,452          3.2%
         EMC Corporation*                                                    310,900        3,410,573          1.5%
                                                                                     -----------------  ------------
                                                                                           10,916,025          4.7%
       DIVERSIFIED MANUFACTURER
         General Electric Company                                            307,900       10,237,675          4.4%
                                                                                     -----------------  ------------
       ELECTRICAL COMPONENTS & EQUIPMENT
         Emerson Electric Company                                             59,700        3,623,790          1.5%
                                                                                     -----------------  ------------
       ELECTRONICS
         Jabil Circuit, Inc.*                                                161,250        3,507,188          1.5%
                                                                                     -----------------  ------------
       ENTERTAINMENT
         International Game Technology                                        61,300        1,982,442          0.8%
                                                                                     -----------------  ------------
       FINANCIAL SERVICES
         Citigroup Inc.                                                      109,733        4,838,128          2.1%
         Goldman Sachs Group, Inc.                                            50,000        4,409,500          1.9%
         J.P. Morgan Chase & Company                                          50,950        1,901,964          0.8%
         Merrill Lynch & Company, Inc.                                        71,050        3,532,606          1.5%
                                                                                     -----------------  ------------
                                                                                           14,682,198          6.3%
       HEALTHCARE PRODUCTS
         Guidant Corporation                                                  36,800        2,035,775          0.9%
         Johnson & Johnson                                                   100,550        5,557,399          2.4%
         St. Jude Medical, Inc.*                                              40,750        2,776,298          1.2%
         Zimmer Holdings, Inc.*                                               27,900        2,129,049          0.9%
                                                                                     -----------------  ------------
                                                                                           12,498,521          5.4%
       HEALTHCARE SERVICES
         Aetna Inc.                                                           39,450        3,384,810          1.4%
                                                                                     -----------------  ------------
       HOME FURNISHINGS
         Tempur-Pedic International Inc.*                                    315,100        3,960,807          1.7%
                                                                                     -----------------  ------------
       INTERNET
         Checkfree Corporation*                                               77,150        2,317,586          1.0%
         eBay Inc.*                                                           84,200        6,595,385          2.8%

    ----------------------------------------------------------------------------------------------------------------
                                       HERITAGE SERIES TRUST - GROWTH EQUITY FUND
                                                  INVESTMENT PORTFOLIO
                                                      JULY 31, 2004
                                                       (UNAUDITED)
    ----------------------------------------------------------------------------------------------------------------

                                                                                                           % OF NET
                                                                              SHARES           VALUE         ASSETS
                                                                              ------           -----         ------

         InterActiveCorp*                                                    276,300        7,542,990          3.2%
         YAHOO! Inc.*                                                         25,500          785,400          0.3%
                                                                                     -----------------  ------------
                                                                                           17,241,361          7.3%
       LODGING
         Harrah's Entertainment, Inc.                                         79,800        3,709,902          1.6%
                                                                                     -----------------  ------------
       LOGIC SEMICONDUCTORS
         Altera Corporation*                                                 174,150        3,625,803          1.5%
         Intel Corporation                                                   378,900        9,237,582          3.9%
         Texas Instruments Inc.                                              184,650        3,938,585          1.7%
                                                                                     -----------------  ------------
                                                                                           16,801,970          7.1%
       MACHINERY
         Caterpillar, Inc.                                                    23,350        1,715,992          0.7%
                                                                                     -----------------  ------------
       MEMORY  &  COMMODITY SEMICONDUCTORS
         Cypress Semiconductor Corporation*                                   48,850          553,959          0.2%
         Fairchild Semiconductor International Inc., Class "A"*              364,150        5,349,364          2.3%
                                                                                     -----------------  ------------
                                                                                            5,903,323          2.5%
       MULTIMEDIA
         Time Warner Inc.*                                                   335,950        5,593,568          2.4%
         Viacom, Inc., Class "B"                                              91,600        3,076,844          1.3%
         The Walt Disney Company                                             214,850        4,960,887          2.1%
                                                                                     -----------------  ------------
                                                                                           13,631,299          5.8%
       PHARMACEUTICALS
         Abbott Laboratories                                                 101,050        3,976,318          1.7%
         Allergan, Inc.                                                       39,750        3,006,690          1.3%
         Caremark Rx, Inc.*                                                  111,800        3,409,900          1.5%
         Pfizer, Inc.                                                        306,070        9,781,996          4.2%
         Wyeth                                                                86,850        3,074,490          1.3%
                                                                                     -----------------  ------------
                                                                                           23,249,394         10.0%
       PRINTING & PUBLISHING
         Gannett Company                                                      58,600        4,872,004          2.1%
                                                                                     -----------------  ------------
       RETAIL
         Family Dollar Stores Inc.                                            98,250        2,737,245          1.2%
         Home Depot, Inc.                                                    109,050        3,677,166          1.6%
         Wal-Mart Stores, Inc.                                               103,000        5,460,030          2.3%
                                                                                     -----------------  ------------
                                                                                           11,874,441          5.1%
       SEMICONDUCTOR EQUIPMENT
         Applied Materials Inc.*                                             360,900        6,124,472          2.6%
         Entegris, Inc.*                                                     300,250        2,672,225          1.1%
         Lam Research Corporation*                                            73,800        1,760,130          0.7%
                                                                                     -----------------  ------------
                                                                                           10,556,827          4.4%
       SOFTWARE
         First Data Corporation                                               62,050        2,768,051          1.2%
         Microsoft Corporation                                               266,700        7,590,282          3.2%
         Siebel Systems, Inc.*                                               287,950        2,320,877          1.0%
                                                                                     -----------------  ------------
                                                                                           12,679,210          5.4%
       TELECOMMUNICATIONS
         Cisco Systems, Inc.*                                                323,150        6,740,909          2.9%
         JDS Uniphase Corporation*                                           941,000        3,246,450          1.4%
         Nokia Corporation, Sponsored ADR, Class "A"                          93,300        1,084,145          0.5%
         Nortel Networks Corporation*                                        557,550        2,040,633          0.9%
         QUALCOMM, Inc.                                                       31,150        2,151,842          0.9%
                                                                                     -----------------  ------------
                                                                                           15,263,979          6.6%
       TELEVISION, CABLE & RADIO
         Comcast Corporation, Class "A"*                                     119,550        3,203,940          1.4%
         EchoStar Communications Corporation, Class "A"*                     134,900        3,739,428          1.6%
         Univision Communications, Inc., Class "A"*                           52,600        1,523,822          0.6%
                                                                                     -----------------  ------------
                                                                                            8,467,190          3.6%
    Total Common Stocks                                                                   236,988,438        100.9%
                                                                                     -----------------  ------------
    TOTAL INVESTMENT PORTFOLIO (cost $220,573,745) (a)                                    236,988,438        100.9%
    OTHER ASSETS AND LIABILITIES, net,                                                     (2,086,375)        -0.9%
                                                                                     -----------------  ------------
    NET ASSETS                                                                          $ 234,902,063        100.0%
                                                                                     =================  ============

    -----
    * Non-income producing security.

    (a) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized appreciation of $16,414,693 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $30,123,325 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $13,708,632.

        ADR -   American Depository Receipt.


   ----------------------------------------------------------------------------------------------------------------------------
                                        HERITAGE SERIES TRUST - INTERNATIONAL EQUITY FUND
                                                      INVESTMENT PORTFOLIO
                                                          JULY 31, 2004
                                                           (UNAUDITED)
   ----------------------------------------------------------------------------------------------------------------------------

                                                                                                                      % OF NET
                                                                                           SHARES         VALUE         ASSETS
                                                                                           ------         -----         ------
   COMMON STOCKS
       ARGENTINA
          Grupo Financiero Galicia, Sponsored ADR                                           6,675       $ 34,510          0.0%
                                                                                                  ---------------  ------------
       AUSTRALIA
          Amcor Ltd.                                                                       13,935         67,236          0.1%
          AMP Ltd.                                                                         66,237        292,106          0.4%
          John Fairfax Holdings Ltd.                                                       40,733        108,009          0.2%
          Newcrest Mining Ltd.                                                             35,117        351,228          0.5%
          News Corp Ltd.                                                                   20,052        172,346          0.2%
          Sons of Gwalia Ltd.                                                              14,993         18,138          0.0%
          Southcorp Ltd.                                                                   29,358         64,631          0.1%
                                                                                                  ---------------  ------------
                                                                                                       1,073,694          1.5%
       AUSTRIA
          Bank Austria Creditanstalt AG                                                    10,173        599,840          0.9%
          Erste Bank der Oesterreichischen Sparkassen AG*                                   7,968        309,158          0.4%
          Flughafen Wien AG*                                                                1,230         70,661          0.1%
          OMV AG                                                                            1,598        349,905          0.5%
          Wienerberger AG                                                                   7,544        270,470          0.4%
                                                                                                  ---------------  ------------
                                                                                                       1,600,034          2.3%
       BELGIUM
          Almancora                                                                         1,386         72,036          0.1%
          Almanij NV*                                                                       4,277        253,732          0.4%
          Belgacom SA*                                                                      3,857        118,376          0.2%
          Fortis                                                                            8,617        185,779          0.3%
          Interbrew SA*                                                                     3,985        120,578          0.2%
          KBC Bank*                                                                         2,664        150,349          0.2%
                                                                                                  ---------------  ------------
                                                                                                         900,850          1.4%
       BRAZIL
          Cia de Concessoes Rodoviarias                                                     3,440         37,616          0.1%
                                                                                                  ---------------  ------------
       CANADA
          Canadian Natural Resources Ltd.                                                  10,901        362,957          0.5%
          EnCana Corporation                                                                4,930        218,493          0.3%
          Petro-Canada                                                                      2,009         93,799          0.1%
          Telesystem International Wireless Inc.*                                          11,806        125,734          0.2%
                                                                                                  ---------------  ------------
                                                                                                         800,983          1.1%
       CZECH
          Cesky Telecom AS                                                                  9,939        118,908          0.2%
          Komercni Banka, AS                                                                9,539        972,210          1.4%
                                                                                                  ---------------  ------------
                                                                                                       1,091,118          1.6%
       DENMARK
          A P Moller-Maersk*                                                                   11         76,560          0.1%
          H. Lundbeck*                                                                      1,876         37,501          0.1%
          Kobenhavns Lufthavne                                                                518         73,027          0.1%
                                                                                                  ---------------  ------------
                                                                                                         187,088          0.3%
       FINLAND
          Fortum Oyj                                                                       14,430        198,780          0.3%
          Nokia Oyj                                                                        25,719        294,882          0.4%
          UPM - Kymmene Corporation*                                                        9,000        174,762          0.3%
                                                                                                  ---------------  ------------
                                                                                                         668,424          1.0%
       FRANCE
          Air Liquide*                                                                        411         66,507          0.1%
          Alcatel SA                                                                       15,886        205,650          0.3%
          Atos Origin*                                                                      1,106         65,214          0.1%


   ----------------------------------------------------------------------------------------------------------------------------
                                        HERITAGE SERIES TRUST - INTERNATIONAL EQUITY FUND
                                                      INVESTMENT PORTFOLIO
                                                          JULY 31, 2004
                                                           (UNAUDITED)
   ----------------------------------------------------------------------------------------------------------------------------

                                                                                                                      % OF NET
                                                                                           SHARES         VALUE         ASSETS
                                                                                           ------         -----         ------


          Aventis SA*                                                                       4,837        375,351          0.5%
          BNP Paribas*                                                                     10,036        584,155          0.8%
          Bouygues*                                                                         7,553        253,800          0.4%
          Carrefour SA*                                                                     4,887        233,007          0.3%
          France Telecom SA*                                                                8,190        202,783          0.3%
          Gecina SA                                                                         1,024         80,510          0.1%
          LVMH Moet Hennessy Louis Vuitton SA*                                              2,042        139,297          0.2%
          Pernod-Ricard*                                                                      645         77,212          0.1%
          Renault SA*                                                                       2,815        222,000          0.3%
          Sanofi-Synthelabo SA*                                                            12,348        818,559          1.2%
          SNECMA                                                                            2,072         41,356          0.1%
          Suez SA*                                                                          8,457        167,067          0.2%
          Technip SA*                                                                         983        136,832          0.2%
          Thales SA*                                                                        2,000         69,611          0.1%
          TotalFina Elf SA, Class "B"*                                                      7,214      1,399,949          2.0%
          Unibail*                                                                            689         72,200          0.1%
          Valeo SA*                                                                         1,574         63,893          0.1%
          Veolia Environnement*                                                            10,602        282,657          0.4%
          Vivendi Universal SA*                                                            12,055        301,235          0.4%
                                                                                                  ---------------  ------------
                                                                                                       5,858,845          8.3%
       GERMANY
          Adidas-Salomon AG*                                                                1,867        221,901          0.3%
          BASF AG*                                                                          4,511        240,316          0.3%
          Bayerische Hypo- und Vereinsbank AG*                                             12,434        200,455          0.3%
          Commerzbank AG*                                                                  14,526        248,862          0.4%
          Deutsche Bank AG                                                                  3,482        241,926          0.3%
          Deutsche Post AG*                                                                 6,770        135,777          0.2%
          Deutsche Telekom AG*                                                             34,027        569,855          0.8%
          E.ON AG*                                                                         10,458        743,975          1.1%
          Fraport AG                                                                       13,692        415,939          0.6%
          Freenet.de AG*                                                                    1,284         23,944          0.0%
          Fresenius Medical Care AG*                                                        1,772        128,788          0.2%
          Henkel KGaA*                                                                      1,880        127,952          0.2%
          Hypo Real Estate Holding AG*                                                      4,855        150,582          0.2%
          MAN AG*                                                                           1,978         73,367          0.1%
          Medion AG*                                                                        1,820         39,304          0.1%
          Metro AG*                                                                        14,872        682,241          1.0%
          Muenchener Rueckversicherungs AG*                                                 2,715        260,595          0.4%
          Puma AG                                                                             164         38,670          0.1%
          RWE AG*                                                                           4,968        243,264          0.4%
          Schering AG*                                                                      3,930        220,712          0.3%
          Siemens AG                                                                        5,859        411,025          0.6%
          Volkswagen AG*                                                                    4,378        177,662          0.3%
                                                                                                  ---------------  ------------
                                                                                                       5,597,112          8.2%
       GREECE
          Coca Cola Hellenic Bottling Company SA                                            1,827         43,038          0.1%
          Hellenic Telecommunications Organization SA*                                     11,425        138,829          0.2%
                                                                                                  ---------------  ------------
                                                                                                         181,867          0.3%
       HUNGARY
          Egis Rt.                                                                          1,871         80,670          0.1%
          Gedeon Richter Rt.                                                                  684         67,565          0.1%
          Matav Rt.                                                                        78,376        314,765          0.5%
          OTP BANK Rt.                                                                     58,959      1,216,483          1.8%


   ----------------------------------------------------------------------------------------------------------------------------
                                        HERITAGE SERIES TRUST - INTERNATIONAL EQUITY FUND
                                                      INVESTMENT PORTFOLIO
                                                          JULY 31, 2004
                                                           (UNAUDITED)
   ----------------------------------------------------------------------------------------------------------------------------

                                                                                                                      % OF NET
                                                                                           SHARES         VALUE         ASSETS
                                                                                           ------         -----         ------
                                                                                                  ---------------  ------------
                                                                                                       1,679,483          2.5%
       INDONESIA
          Bank Mandiri Persero Tbk PT                                                     901,524        123,361          0.2%
          Indofood Sukses Makmur Tbk PT                                                   512,500         39,272          0.1%
          Semen Gresik Persero Tbk PT                                                      41,743         37,470          0.1%
          Telekomunikasi Indonesia Tbk PT                                                 259,028        219,756          0.3%
                                                                                                  ---------------  ------------
                                                                                                         419,859          0.7%
       IRELAND
          Celtic Resources Holdings PLC*                                                    4,317         28,115          0.0%
          DePfa Bank PLC*                                                                   4,513         61,354          0.1%
          Dragon Oil PLC*                                                                  62,832         46,292          0.1%
                                                                                                  ---------------  ------------
                                                                                                         135,761          0.2%
       ITALY
          Assicurazioni Generali SPA*                                                      12,646        334,260          0.5%
          Banca Antonveneta SPA*                                                            6,655        134,351          0.2%
          Banca Intesa SPA*                                                               109,312        405,061          0.6%
          Banca Nazionale del Lavoro SPA*                                                  65,785        153,940          0.2%
          Banca Popolare di Milano                                                         13,397         82,363          0.1%
          Banca Intesa SPA                                                                 95,601         73,381          0.1%
          Capitalia SPA*                                                                   21,701         65,793          0.1%
          Cassa di Risparmio di Firenze SPA                                                67,511        123,133          0.2%
          Credito Emiliano SpA                                                             20,366        166,616          0.2%
          SNP Petrom SA                                                                    51,947        409,358          0.6%
          ENI-Ente Nazionale Idrocarburi SPA*                                              25,676        528,233          0.8%
          Saipem SPA                                                                       13,645        129,853          0.2%
          Telecom Italia SPA*                                                              36,325        107,727          0.2%
          Trasmissione Elettricita Rete Nazionale SPA*                                     36,384         77,917          0.1%
          UniCredito Italiano SPA*                                                         76,154        364,651          0.5%
                                                                                                  ---------------  ------------
                                                                                                       3,156,637          4.6%
       JAPAN
          Aeon Credit Service Company Ltd.                                                  2,368        145,216          0.2%
          The Bank of Yokohama Ltd*                                                        13,000         70,617          0.1%
          Canon Inc.*                                                                       3,773        184,288          0.3%
          Credit Saison Company, Ltd.                                                      10,717        324,276          0.5%
          Daihatsu Motor Co Ltd.                                                            2,000         15,605          0.0%
          Denso Corporation                                                                 8,412        206,193          0.3%
          Fuji Photo Film Company, Ltd.*                                                    3,166         94,944          0.1%
          Fuji Television Network Inc.                                                         59        128,727          0.2%
          Hitachi Credit                                                                    3,900         66,602          0.1%
          Hitachi Ltd*                                                                     10,751         65,640          0.1%
          Honda Motor Company, Ltd.                                                        10,609        516,281          0.7%
          Ito-Yokado Company, Ltd*                                                          4,297        167,057          0.2%
          Japan Tobacco Inc.*                                                                  17        129,895          0.2%
          Kao Corporation                                                                  15,546        385,248          0.6%
          Koito Manufacturing Company Ltd                                                  16,474        130,757          0.2%
          Matsushita Electric Industrial Company Ltd.*                                     43,846        584,220          0.8%
          Mitsubishi Tokyo Financial Group Inc.                                                73        653,477          0.9%
          Nidec Corporation                                                                   600         55,758          0.1%
          Nippon Telegraph and Telephone Corporation                                           20         99,663          0.1%
          Nissan Motor Company Ltd.*                                                       43,061        464,730          0.7%
          Nomura Holdings Inc.*                                                            72,497        994,617          1.4%
          NTT Docomo Inc.*                                                                     57         99,286          0.1%
          Sanyo Electric Company Ltd.                                                      36,000        137,374          0.2%


   ----------------------------------------------------------------------------------------------------------------------------
                                        HERITAGE SERIES TRUST - INTERNATIONAL EQUITY FUND
                                                      INVESTMENT PORTFOLIO
                                                          JULY 31, 2004
                                                           (UNAUDITED)
   ----------------------------------------------------------------------------------------------------------------------------

                                                                                                                      % OF NET
                                                                                           SHARES         VALUE         ASSETS
                                                                                           ------         -----         ------
          Sharp Corporation*                                                               10,000        144,467          0.2%
          Shiseido Company, Ltd.                                                           25,813        320,997          0.5%
          SMC Corporation                                                                     444         43,453          0.1%
          Sony Corporation                                                                 16,265        571,009          0.8%
          The Sumitomo Trust & Banking Company, Ltd.                                        7,065         41,359          0.1%
          Seiyu Ltd.*                                                                      30,022         81,676          0.1%
          Tokyo Broadcasting System Inc.                                                   20,900        356,168          0.5%
          Toyota Motor Corporation                                                         15,232        612,699          0.9%
          Uni-Charm Corporation                                                             5,358        280,949          0.4%
          Yamaha Motor Co Ltd                                                               5,000         76,543          0.1%
                                                                                                  ---------------  ------------
                                                                                                       8,249,791         11.8%
       LUXEMBOURG
          Millicom International Cellular SA*                                               2,756         46,494          0.1%
          SBS Broadcasting*                                                                 1,432         51,996          0.1%
                                                                                                  ---------------  ------------
                                                                                                          98,490          0.2%
       MEXICO
          Fomento Economico Mexicano SA                                                    31,596        138,432          0.2%
          Grupo Financiero Banorte SA                                                      97,801        359,997          0.5%
          Grupo Financiero Inbursa SA                                                      31,031         46,108          0.1%
                                                                                                  ---------------  ------------
                                                                                                         544,537          0.8%
       NETHERLANDS
          Euronext NV*                                                                      4,685        124,793          0.2%
          European Aeronautic Defense and Space Company*                                    5,312        146,351          0.2%
          Grolsch NV*                                                                         365         10,890          0.0%
          Heineken NV*                                                                      7,395        231,587          0.3%
          Koninklijke Philips Electronics NV                                                5,786        140,197          0.2%
          Royal Dutch Petroleum                                                             8,469        424,578          0.6%
          Unilever NV*                                                                      8,407        517,355          0.7%
          VNU NV*                                                                           2,635         69,585          0.1%
                                                                                                  ---------------  ------------
                                                                                                       1,665,336          2.3%
       NORWAY
          Norsk Hydro ASA                                                                   6,066        383,688          0.6%
          Sparebanken Rogaland                                                                483         20,620          0.0%
          Statoil ASA                                                                      30,481        381,899          0.6%
          Telenor ASA                                                                      18,331        124,847          0.2%
                                                                                                  ---------------  ------------
                                                                                                         911,054          1.4%
       PHILIPPINES
          Ayala Corporation                                                               282,000         28,210          0.0%
          Bank of the Philippine Islands*                                                  37,400         28,060          0.0%
          Globe Telecom Inc.                                                                1,910         29,172          0.0%
          Philippine Long Distance Telephone, Sponsored ADR*                                3,100         69,471          0.1%
                                                                                                  ---------------  ------------
                                                                                                         154,913          0.1%
       POLAND
          Agora SA*                                                                         8,184        107,874          0.2%
          Bank BPH                                                                            968        106,549          0.2%
          Bank Millenium SA*                                                               50,987         37,041          0.1%
          Bank Pekao SA                                                                    22,845        713,513          1.0%
          Bank Zachodni WBK SA                                                             14,971        329,576          0.5%
          BRE Bank SA                                                                       2,443         67,562          0.1%
          Budimex SA*                                                                      12,177        150,453          0.2%
          Orbis SA                                                                          6,235         43,065          0.1%
          Telekomunikacja Polska SA                                                        76,276        305,398          0.4%
                                                                                                  ---------------  ------------
                                                                                                       1,861,031          2.8%


   ----------------------------------------------------------------------------------------------------------------------------
                                        HERITAGE SERIES TRUST - INTERNATIONAL EQUITY FUND
                                                      INVESTMENT PORTFOLIO
                                                          JULY 31, 2004
                                                           (UNAUDITED)
   ----------------------------------------------------------------------------------------------------------------------------

                                                                                                                      % OF NET
                                                                                           SHARES         VALUE         ASSETS
                                                                                           ------         -----         ------

       PORTUGAL
          Banco Comercial Portugues SA*                                                    45,022         93,165          0.1%
          Electricidade de Portugal SA*                                                    53,903        143,969          0.2%
          Jeronimo Martins*                                                                 4,412         47,773          0.1%
          Media Capital SGPS*                                                              21,291         98,619          0.1%
          Portugal Telecom SGPS SA*                                                         3,883         39,802          0.1%
                                                                                                  ---------------  ------------
                                                                                                         423,328          0.6%
       ROMANIA
          Romanian Development Bank SA                                                    293,568        232,572          0.3%
          SNP Petrom SA                                                                 3,616,825        269,616          0.4%
                                                                                                  ---------------  ------------
                                                                                                         502,188          0.7%
       RUSSIA
          Moscow City Telephone, Sponsored ADR                                              4,425         50,003          0.1%
          North-West Telecom, Sponsored ADR                                                 2,069         43,708          0.1%
          Sibirtelecom, Sponsored ADR                                                         775         26,350          0.0%
          Sun Interbrew Ltd., Sponsored GDR*                                               19,900        268,147          0.4%
          Uralsvyazinform, Sponsored ADR                                                   12,958         76,452          0.1%
          VolgaTelecom, Sponsored ADR                                                      10,827         51,970          0.1%
          Wimm-Bill-Dann Foods, Sponsored ADR*                                             12,743        166,933          0.2%
          YUKOS, Sponsored ADR                                                              2,738         43,124          0.1%
                                                                                                  ---------------  ------------
                                                                                                         726,687          1.1%
       SOUTH AFRICA
          Nedcor Ltd.                                                                      35,127        335,010          0.5%
                                                                                                  ---------------  ------------

       SOUTH KOREA
          Samsung Electronics Company, Ltd                                                    500        178,281          0.3%
                                                                                                  ---------------  ------------
       SPAIN
          Altadis, SA*                                                                      2,485         77,613          0.1%
          Banco Pastor SA                                                                     634         18,703          0.0%
          Endesa SA*                                                                       14,742        268,170          0.4%
          Fadesa Inmobiliaria SA*                                                           2,349         31,370          0.0%
          Gestevision Telecinco SA*                                                         5,724         90,420          0.1%
          Grupo Empresarial ENCE SA                                                         4,482        125,587          0.2%
          Iberdrola SA*                                                                     6,588        134,742          0.2%
          Promotora de Informaciones, SA*                                                   5,068         81,704          0.1%
                                                                                                  ---------------  ------------
                                                                                                         828,309          1.1%
       SWEDEN
          Autoliv Inc., Sponsored SDR*                                                      5,053        210,034          0.3%
          ELEKTA AB, Class "B"*                                                             6,944        161,962          0.2%
          Telefonaktiebolaget LM Ericsson*                                                 29,146         77,854          0.1%
          Getinge AB                                                                        8,234         94,952          0.1%
          Nobia AB                                                                          4,958         56,205          0.1%
          Skandia Forsakrings AB*                                                          16,186         63,061          0.1%
                                                                                                  ---------------  ------------
                                                                                                         664,068          0.9%
       SWITZERLAND
          Adecco SA                                                                         1,310         60,835          0.1%
          Credit Suisse Group*                                                              9,657        309,921          0.4%
          Nestle SA                                                                         3,656        934,651          1.3%
          Novartis AG*                                                                     31,663      1,417,174          2.0%
          Roche Holding AG*                                                                10,551      1,043,469          1.5%
          SGS SA*                                                                             127         68,410          0.1%
          Swatch Group AG*                                                                  2,143        273,090          0.4%
          UBS AG                                                                            2,228        149,102          0.2%


   ----------------------------------------------------------------------------------------------------------------------------
                                        HERITAGE SERIES TRUST - INTERNATIONAL EQUITY FUND
                                                      INVESTMENT PORTFOLIO
                                                          JULY 31, 2004
                                                           (UNAUDITED)
   ----------------------------------------------------------------------------------------------------------------------------

                                                                                                                      % OF NET
                                                                                           SHARES         VALUE         ASSETS
                                                                                           ------         -----         ------
                                                                                                  ---------------  ------------
                                                                                                       4,256,652          6.0%
       THAILAND
          Airports of Thailand*                                                            11,000         13,710          0.0%
                                                                                                  ---------------  ------------
       TURKEY
          Akbank TAS                                                                  130,250,235        536,611          0.8%
          Dogan Sirketler Grubu Holdings*                                             104,592,030        168,800          0.2%
          Dogan Yayin Holding*                                                         10,632,189         36,201          0.1%
          Haci Omer Sabanci Holding AS                                                120,915,749        382,879          0.5%
          KOC Holding AS                                                               71,052,413        365,302          0.5%
          Migros Turk TAS                                                              17,279,067         92,367          0.1%
          TURK DIS TICARET BANKASI AS                                                  25,653,124         37,034          0.1%
          Turkcell Iletisim Hizmet AS                                                  17,542,583         71,676          0.1%
          Turkiye Garanti Bankasi AS*                                                 193,235,958        598,722          0.9%
          Turkiye Is Bankasi                                                          143,562,343        552,351          0.8%
          Yapi ve Kredi Bankasi*                                                       49,587,208        132,536          0.2%
                                                                                                  ---------------  ------------
                                                                                                       2,974,479          4.3%
       UKRAINE
          Centrenergo, Sponsored ADR*                                                         714         11,312          0.0%
                                                                                                   ---------------  ------------
       UNITED KINGDOM
          Allied Domecq PLC*                                                                7,718         62,479          0.1%
          AstraZeneca PLC*                                                                  8,099        362,587          0.5%
          BAA PLC*                                                                         18,715        190,484          0.3%
          BAE Systems PLC*                                                                 38,837        151,015          0.2%
          Barclays PLC*                                                                    59,475        497,692          0.7%
          Boots Group PLC*                                                                 22,250        276,452          0.4%
          BP PLC*                                                                         208,931      1,961,197          2.8%
          British Land Company PLC*                                                         6,033         77,154          0.1%
          British Sky Broadcasting PLC*                                                    20,008        220,023          0.3%
          Burberry Group PLC*                                                               5,695         38,850          0.1%
          Cadbury Schweppes PLC*                                                           43,960        360,064          0.5%
          Centrica PLC*                                                                    20,738         89,221          0.1%
          Diageo PLC*                                                                      44,942        557,169          0.8%
          GlaxoSmithKline PLC*                                                             60,224      1,223,747          1.8%
          Highland Gold Mining Ltd                                                          8,237         35,962          0.1%
          Hilton Group PLC*                                                                27,763        131,692          0.2%
          Imperial Tobacco Group PLC*                                                       5,583        121,470          0.2%
          Marks & Spencer Group PLC*                                                       24,227        152,932          0.2%
          National Grid Transco PLC*                                                       15,234        120,621          0.2%
          Pearson PLC                                                                      13,650        153,086          0.2%
          Peter Hambro Mining PLC*                                                         11,119         84,347          0.1%
          Rank Group PLC*                                                                  16,690         89,795          0.1%
          Reckitt Benckiser PLC*                                                           10,640        291,111          0.4%
          Reed Elsevier PLC*                                                               15,315        135,680          0.2%
          Royal & Sun Alliance Insurance Group PLC*                                        40,036         56,262          0.1%
          Royal Bank of Scotland Group PLC*                                                33,236        934,732          1.3%
          Scottish & Newcastle PLC*                                                         6,792         49,299          0.1%
          Scottish & Southern Energy PLC*                                                   5,287         69,104          0.1%
          Shell Transport & Trading Company, PLC*                                          73,369        531,875          0.8%
          Smith & Nephew PLC*                                                              13,163        132,897          0.2%
          Tesco PLC*                                                                      200,747        929,406          1.3%
          Vodafone Group PLC*                                                             647,964      1,405,653          2.0%
          William Hill PLC                                                                 10,928        102,579          0.1%
          WPP Group PLC*                                                                   16,571        153,288          0.2%


   ----------------------------------------------------------------------------------------------------------------------------
                                        HERITAGE SERIES TRUST - INTERNATIONAL EQUITY FUND
                                                      INVESTMENT PORTFOLIO
                                                          JULY 31, 2004
                                                           (UNAUDITED)
   ----------------------------------------------------------------------------------------------------------------------------

                                                                                                                      % OF NET
                                                                                           SHARES         VALUE         ASSETS
                                                                                           ------         -----         ------
                                                                                                   ---------------  ------------
                                                                                                      11,749,925         16.8%
       VENEZUELA
          Cia Anonima Nacional Telefonos de Venezuela (CANTV), Sponsore ADR                 7,634        152,451          0.2%
                                                                                                  ---------------  ------------
    Total Comon Stocks                                                                                 59,725,433         86.0%

   PREFERRED STOCKS
          Henkel KGaA                                                                         767         56,253          0.1%
          ProsiebenSat.1 Media AG*                                                          8,377        144,423          0.2%
          Rhoen-Klinikum AG                                                                 1,165         57,480          0.1%
                                                                                                   ---------------  ------------
   Total Preferred Stocks                                                                                258,156          0.4%

   RIGHTS & WARRANTS
       GUERNSEY
          Credit Lyonnais Financial Products Ltd., 01/09/09, (Warrants)*                    8,481         48,792          0.1%
          Credit Lyonnais Financial Products Ltd., 05/14/09, (Warrants)*                    4,189         24,100          0.0%
                                                                                                   ---------------  ------------
   Total Rights & Warrants                                                                                72,892          0.1%

   INVESTMENT COMPANIES (A)
          Euro STOXX 50 LDRS                                                               50,753      1,664,521          2.4%
          Nomura - Nikkei 225 ETF                                                          33,120      3,360,323          4.8%
          Nomura -TOPIX ETF                                                               184,571      1,894,183          2.7%
                                                                                                  ---------------  ------------
    Total Investment Companies                                                                          6,919,027          9.9%

                                                                                        PRINCIPAL                     % OF NET
                                                                                           AMOUNT         VALUE         ASSETS
   CORPORATE BONDS (B)                                                                  ---------         -----         ------
       GUERNSEY
          Credit Lyonnais Financial Products Ltd., Zero Coupon, 11/19/08                   18,572        106,847          0.2%
                                                                                                  ---------------  ------------
   Total Corporate Bonds                                                                                 106,847          0.2%

   GOVERNMENT ISSUED BONDS (B)

       HUNGARY
          Republic of Hungary, 6.25%, 06/12/08                                         69,470,000        300,448          0.4%
          Republic of Hungary, 7%, 06/24/09                                            31,010,000        136,780          0.2%
          Republic of Hungary, 6.75%, 02/12/13                                         40,590,000        175,108          0.3%
          Republic of Hungary, 5.5% 02/12/14                                           81,320,000        320,925          0.5%
                                                                                                  ---------------  ------------
   Total Government Issued Bonds                                                                         933,261          1.4%
                                                                                                  ---------------  ------------

   TOTAL INVESTMENT PORTFOLIO (cost $66,422,562) (c)                                                  68,015,616         98.0%
   OTHER ASSETS AND LIABILITIES, net,                                                                  1,406,872          2.0%
                                                                                                  ---------------  ------------
   NET ASSETS                                                                                        $69,422,488        100.0%
                                                                                                  ===============  ============

   -------
   * Non-income producing security.

   (a) Exchange-traded funds.
   (b) U.S. dollar denominated.

   (c) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized appreciation of $1,593,054 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $4,208,992 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $2,615,938.

   ----------------------------------------------------------------------------------------------------------------------------
                                        HERITAGE SERIES TRUST - INTERNATIONAL EQUITY FUND
                                                      INVESTMENT PORTFOLIO
                                                          JULY 31, 2004
                                                           (UNAUDITED)
   ----------------------------------------------------------------------------------------------------------------------------

                                                                                                                      % OF NET
                                                                                           SHARES         VALUE         ASSETS
                                                                                           ------         -----         ------

   ADR -   American Depository Receipt.
   GDR -   Global Depository Receipt.
   SDR -   Swedish Depository Receipt.


   --------------------------------------------------------------------------------------------------------------------
                                       HERITAGE SERIES TRUST - MID CAP STOCK FUND
                                                  INVESTMENT PORTFOLIO
                                                      JULY 31, 2004
                                                       (UNAUDITED)
  --------------------------------------------------------------------------------------------------------------------
                                                                                                              % OF NET
                                                                                 SHARES           VALUE         ASSETS
                                                                                 ------           -----         ------
   COMMON STOCKS & RIGHTS
       ADVERTISING
          Getty Images, Inc.*                                                   204,300    $ 11,158,866           2.1%
                                                                                        ----------------  -------------
       APPAREL
          Columbia Sportswear Company*                                           96,900       5,305,275           1.0%
                                                                                        ----------------  -------------
       BANKS
          Bank of Hawaii Corporation                                            147,700       6,636,161           1.2%
                                                                                        ----------------  -------------
       BIOTECHNOLOGY
          Charles River Laboratories International, Inc.*                       147,600       6,652,332           1.2%
          Martek Biosciences Corporation*                                        53,300       2,522,156           0.5%
                                                                                         ----------------  -------------
                                                                                              9,174,488           1.7%
       BROADCASTING SERVICES/PROGRAMS
          Gray Television, Inc.                                                 431,935       5,148,665           1.0%
          Liberty Media Corporation*                                            779,100       6,606,768           1.2%
                                                                                        ----------------  -------------
                                                                                              11,755,433           2.2%
       CHEMICALS
          Praxair, Inc.                                                         156,100       6,158,145           1.1%
                                                                                        ----------------  -------------
       COMMERCIAL SERVICES
          Alliance Data Systems Corporation*                                    284,800      11,309,408           2.1%
          Corporate Executive Board Company                                      64,300       3,645,810           0.7%
          Hewitt Associates Inc., Class "A"*                                    226,500       6,047,550           1.1%
          Interactive Data Corporation*                                         460,450       8,062,480           1.5%
          Iron Mountain Inc.*                                                   258,410       8,338,891           1.5%
          MPS Group, Inc.*                                                      274,000       2,460,520           0.5%
          Weight Watchers International Inc.*                                    68,400       2,649,816           0.5%
                                                                                        ----------------  -------------
                                                                                             42,514,475           7.9%
       COMPUTERS
          Kronos Inc.*                                                          198,700       8,726,904           1.6%
          Lexmark International Group, Inc., Class "A"*                         125,500      11,106,750           2.0%
          SunGard Data Systems Inc.*                                            338,400       7,888,104           1.5%
                                                                                        ----------------  -------------
                                                                                             27,721,758           5.1%
       COSMETICS/PERSONAL CARE
          Alberto-Culver Company, Class "B"                                      72,250       3,368,295           0.6%
                                                                                        ----------------  -------------

       DIVERSIFIED MANUFACTURER
          Pentair Inc.                                                          253,400       7,936,488           1.5%
                                                                                        ----------------  -------------
       ELECTRICAL COMPONENTS & EQUIPMENT
          AMETEK, Inc.                                                          310,800       9,585,072           1.8%
                                                                                        ----------------  -------------
       ELECTRONICS
          Amphenol Corporation, Class "A"*                                      406,400      12,773,152           2.4%
          Dionex Corporation*                                                   119,690       5,648,171           1.0%

          Tektronix, Inc.                                                       166,500       5,061,600           0.9%
          Varian, Inc.*                                                          93,200       3,532,280           0.7%
          Waters Corporation*                                                   150,300       6,595,164           1.2%
                                                                                        ----------------  -------------
                                                                                             33,610,367           6.2%
       ENTERTAINMENT
          Gaylord Entertainment Company*                                        182,100       5,310,036           1.0%
          GTECH Holdings Corporation                                            262,500      11,122,125           2.0%
                                                                                        ----------------  -------------
                                                                                             16,432,161           3.0%
       ENVIRONMENTAL CONTROL
          Republic Services, Inc.                                               222,800       6,372,080           1.2%
          Stericycle Inc.*                                                      204,300      10,010,700           1.8%
                                                                                        ----------------  -------------
                                                                                             16,382,780           3.0%
       FINANCIAL SERVICES
          BlackRock, Inc.                                                        54,010       3,345,920           0.6%
          Chicago Mercantile Exchange Holdings Inc.                              55,150       6,921,325           1.3%
          Leucadia National Corporation                                         134,000       6,899,660           1.3%
                                                                                        ----------------  -------------
                                                                                             17,166,905           3.2%

   --------------------------------------------------------------------------------------------------------------------
                                       HERITAGE SERIES TRUST - MID CAP STOCK FUND
                                                  INVESTMENT PORTFOLIO
                                                      JULY 31, 2004
                                                       (UNAUDITED)
  --------------------------------------------------------------------------------------------------------------------
                                                                                                              % OF NET
                                                                                 SHARES           VALUE         ASSETS
                                                                                 ------           -----         ------

       FOOD
          The J. M. Smucker Company                                              62,255       2,602,882           0.5%
                                                                                        ----------------  -------------
       HEALTHCARE PRODUCTS
          Beckman Coulter Inc.                                                  137,630       7,593,047           1.4%
          Boston Scientific Corporation*                                        143,500       5,490,310           1.0%
          Edwards Lifesciences Corporation*                                     324,000      11,395,080           2.1%
          INAMED Corporation*                                                   139,200       7,541,856           1.4%
          ResMed Inc.*                                                          110,300       5,404,700           1.0%
          Varian Medical Systems Inc.*                                          122,500       8,453,725           1.6%
                                                                                        ----------------  -------------
                                                                                             45,878,718           8.5%
       HOUSEHOLD PRODUCTS
          The Scotts Company*                                                    95,420       5,820,620           1.1%
                                                                                        ----------------  -------------
       INSURANCE
          AMBAC Financial Group, Inc.                                           138,600       9,855,846           1.8%
          Platinum Underwriters Holdings Ltd.                                   200,600       5,582,698           1.0%
          Principal Financial Group                                             155,900       5,299,041           1.0%
          Protective Life Corporation                                           150,500       5,455,625           1.0%
          RenaissanceRe Holdings Ltd.                                           148,100       7,849,300           1.5%
          Stancorp Financial Group                                              125,405       8,815,972           1.6%
                                                                                        ----------------  -------------
                                                                                             42,858,482           7.9%
       INTERNET
          Avocent Corporation*                                                   89,645       2,683,971           0.5%
                                                                                        ----------------  -------------
       LEISURE TIME
          Royal Caribbean Cruises, Ltd.                                         219,400       9,379,350           1.7%
                                                                                        ----------------  -------------
       LODGING
          Kerzner International Ltd.*                                           115,850       5,434,524           1.0%
                                                                                        ----------------  -------------
       MACHINERY
          Briggs & Stratton Corporation                                          82,400       6,880,400           1.3%
          IDEX Corporation                                                      199,650       6,406,769           1.2%
                                                                                        ----------------  -------------
                                                                                             13,287,169           2.5%
       MISCELLANEOUS MANUFACTURER
          Clarcor Inc.*                                                         132,200       5,816,800           1.1%
                                                                                        ----------------  -------------
       OIL & GAS
          Patterson-UTI Energy, Inc.                                            297,200       5,417,956           1.0%
          Pioneer Natural Resources Company                                     159,700       5,757,185           1.1%
          Unit Corporation*                                                     220,605       7,114,511           1.3%
          XTO Energy Inc.                                                       282,325       8,441,518           1.5%
                                                                                        ----------------  -------------
                                                                                             26,731,170           4.9%
       OIL & GAS SERVICES
          FMC Technologies, Inc.*                                               230,300       6,909,000           1.3%
                                                                                        ----------------  -------------
       PACKAGING & CONTAINERS
          Ball Corporation                                                       38,300       2,764,494           0.5%
          Pactiv Corporation*                                                   286,635       6,758,853           1.3%
                                                                                        ----------------  -------------
                                                                                              9,523,347           1.8%
       PHARMACEUTICALS
          Hospira, Inc.*                                                        351,100       9,097,001           1.7%
          VCA Antech, Inc.*                                                     128,140       5,385,724           1.0%
                                                                                        ----------------  -------------
                                                                                             14,482,725           2.7%
       PRINTING & PUBLISHING
          John Wiley & Sons, Inc., Class "A"                                     77,700       2,514,372           0.5%
                                                                                        ----------------  -------------
       SAVINGS & LOANS
          Golden West Financial Corporation                                      79,500       8,499,345           1.5%
          NewAlliance Bancshares, Inc.                                          368,800       5,144,760           1.0%
                                                                                        ----------------  -------------
                                                                                             13,644,105           2.5%
       SOFTWARE
          Cognos Incorporated*                                                  164,200       5,530,256           1.0%
          Global Payments Inc.                                                  148,600       6,783,590           1.3%
          Intuit, Inc.*                                                         221,900       8,307,936           1.5%


   --------------------------------------------------------------------------------------------------------------------
                                       HERITAGE SERIES TRUST - MID CAP STOCK FUND
                                                  INVESTMENT PORTFOLIO
                                                      JULY 31, 2004
                                                       (UNAUDITED)
  --------------------------------------------------------------------------------------------------------------------
                                                                                                              % OF NET
                                                                                 SHARES           VALUE         ASSETS
                                                                                 ------           -----         ------

          SEI Investments Company                                               223,290       6,848,304           1.3%
                                                                                        ----------------  -------------
                                                                                             27,470,086           5.1%
       TELECOMMUNICATIONS
          Amdocs Ltd.*                                                          259,000       5,620,300           1.0%
          Commonwealth Telephone Enterprises Inc.*                              119,600       5,358,080           1.0%
          Nextel Partners Inc.*                                                 571,395       9,182,318           1.7%
          NII Holdings, Inc.*                                                   161,000       6,121,220           1.1%
          Scientific-Atlanta, Inc.                                              335,135      10,305,401           1.9%
                                                                                        ----------------  -------------
                                                                                             36,587,319           6.7%
       TELEVISION, CABLE & RADIO
          EchoStar Communications Corporation, Class "A"*                       198,700       5,507,964           1.0%
          Liberty Media International, Inc., Class A*                            38,955       1,214,616           0.2%
          Liberty Media International, Inc., Class "A",*  (Rights - $25, 08/23/04 7,791          46,824           0.0%
          Salem Communications Corporation, Class "A"*                          206,100       5,234,940           1.0%
                                                                                        ----------------  -------------
                                                                                             12,004,344           2.2%
       TEXTILES
          Mohawk Industries, Inc.*                                               89,900       6,611,245           1.2%
                                                                                        ----------------  -------------
       TRANSPORTATION
          Landstar System, Inc.*                                                138,700       6,908,647           1.3%
                                                                                        ----------------  -------------

   Total Common Stocks                                                                      522,055,545          96.6%
                                                                                        ----------------  -------------
   REPURCHASE AGREEMENT
   Repurchase Agreement with State Street
   Bank and Trust Company, dated
   July 30, 2004 @ 1.18% to be
   repurchased at $23,277,289 on
   August 2, 2004, collateralized by
   $19,460,000 United States Treasury Bonds,
   6.75% due August 15, 2026, (market value
   $23,760,997 including interest)                                                           23,275,000           4.3%
                                                                                        ----------------  -------------

   TOTAL INVESTMENT PORTFOLIO (cost $494,477,994) (a)                                       545,330,545         100.9%
   OTHER ASSETS AND LIABILITIES, net,                                                        (4,895,243)         -0.9%
                                                                                        ----------------  -------------
   NET ASSETS                                                                              $540,435,302         100.0%
                                                                                        ================  =============

   -------
   * Non-income producing security.
   (a)  The aggregate identified cost for federal income tax
        purposes is substantially the same. Market value includes
        net unrealized appreciation of $50,852,551 which consists
        of aggregate gross unrealized appreciation for all
        securities in which there is an excess of market value over tax cost of $59,776,740 and aggregate gross unrealized
        depreciation for all securities in which there is an excess of tax cost over market value of $8,924,189


   -----------------------------------------------------------------------------------------------------------------
                                      HERITAGE SERIES TRUST - SMALL CAP STOCK FUND
                                                  INVESTMENT PORTFOLIO
                                                      JULY 31, 2004
                                                       (UNAUDITED)
   -----------------------------------------------------------------------------------------------------------------

                                                                                                           % OF NET
                                                                               SHARES           VALUE        ASSETS
                                                                               ------           -----        ------
   COMMON STOCKS
       AGRICULTURE
          Delta & Pine Land Company                                            87,300     $ 1,959,885          0.8%
                                                                                      ----------------  ------------
       APPAREL
          Columbia Sportswear Company*                                         40,425       2,213,269          0.9%
                                                                                      ----------------  ------------
       BANKS
          Capital Crossing Bank*                                               38,000       1,955,100          0.8%
          First BanCorp                                                        29,800       1,265,010          0.5%
          North Fork Bancorporation                                            95,000       3,709,750          1.5%
          TrustCo Bank Corp NY                                                 80,500       1,017,520          0.4%
                                                                                      ----------------  ------------
                                                                                            7,947,380          3.2%
       BEVERAGES
          Constellation Brands, Inc*                                          125,000       4,735,000          2.0%
                                                                                      ----------------  ------------
       BIOTECHNOLOGY
          deCODE genetics, Inc.*                                               94,000         643,900          0.3%
                                                                                      ----------------  ------------
       CHEMICALS
          Spartech Corporation                                                155,000       3,704,500          1.5%
                                                                                      ----------------  ------------
       COMMERCIAL SERVICES
          Interactive Data Corporation*                                       239,000       4,184,890          1.7%
          Laureate Education Inc.,*                                            43,900       1,549,670          0.6%
          MoneyGram International, Inc.*                                      135,000       2,524,500          1.0%
          NCO Group, Inc.*                                                    166,000       4,145,020          1.7%
          SOURCECORP, Inc.*                                                    84,600       1,988,946          0.8%
          StarTek, Inc.                                                       136,800       4,203,864          1.7%
          University of Phoenix Online*                                        31,200       2,688,504          1.1%
          Viad Corporation                                                     33,750         806,963          0.3%
                                                                                      ----------------  ------------
                                                                                           22,092,357          8.9%
       COMPUTERS
          Electronics For Imaging, Inc.*                                       64,600       1,296,522          0.5%
          FactSet Research Systems Inc.                                        54,975       2,372,171          1.0%
          RadiSys Corporation*                                                109,150       1,354,552          0.6%
                                                                                      ----------------  ------------
                                                                                            5,023,245          2.1%
       DISTRIBUTION/WHOLESALE
          SCP Pool Corporation                                                 33,800       1,393,574          0.6%
          Tech Data Corporation*                                               63,000       2,359,980          1.0%
                                                                                      ----------------  ------------
                                                                                            3,753,554          1.6%
       DIVERSIFIED MANUFACTURER
          Actuant Corporation, Class "A"*                                      52,100       1,899,566          0.8%
          Federal Signal Corporation                                          220,000       3,742,200          1.6%
          The Brink's Company                                                 123,400       3,991,990          1.7%
                                                                                      ----------------  ------------
                                                                                            9,633,756          4.1%
       ELECTRIC
          ALLETE, Inc.                                                         72,900       2,020,788          0.8%
                                                                                      ----------------  ------------
       ELECTRICAL COMPONENTS & EQUIPMENT
          Artesyn Technologies, Inc.*                                          54,425         406,011          0.2%
          General Cable Corporation*                                          225,400       2,145,808          0.9%
                                                                                      ----------------  ------------
                                                                                            2,551,819          1.1%
       ELECTRONICS
          Gentex Corporation                                                   28,200       1,009,560          0.4%
          OYO Geospace Corporation*                                            45,000         798,750          0.3%
          Photon Dynamics, Inc.*                                               94,700       2,603,303          1.1%
                                                                                      ----------------  ------------
                                                                                            4,411,613          1.8%
       ENTERTAINMENT

   -----------------------------------------------------------------------------------------------------------------
                                      HERITAGE SERIES TRUST - SMALL CAP STOCK FUND
                                                  INVESTMENT PORTFOLIO
                                                      JULY 31, 2004
                                                       (UNAUDITED)
   -----------------------------------------------------------------------------------------------------------------

                                                                                                           % OF NET
                                                                               SHARES           VALUE        ASSETS
                                                                               ------           -----        ------

          Alliance Gaming Corporation*                                         41,400         589,122          0.2%
          Lions Gate Entertainment Corporation*                               560,100       4,290,366          1.8%
          Nevada Gold & Casinos, Inc.*                                         25,900         317,275          0.1%
          Shuffle Master, Inc.*                                                61,900       1,980,181          0.8%
                                                                                      ----------------  ------------
                                                                                            7,176,944          2.9%
       ENVIRONMENTAL CONTROL
          IMCO Recycling, Inc.*                                               139,400       1,728,560          0.7%
          Waste Connections Inc.*                                              94,762       2,734,831          1.1%
                                                                                      ----------------  ------------
                                                                                            4,463,391          1.8%
       HEALTHCARE PRODUCTS
          American Medical Systems Holdings, Inc.*                             66,000       2,100,120          0.9%
          Cooper Companies, Inc.                                               32,125       1,909,831          0.8%
          Edwards Lifesciences Corporation*                                    38,900       1,368,113          0.6%
          Idexx Laboratories Inc.*                                             25,175       1,268,568          0.5%
          INAMED Corporation*                                                  51,775       2,805,170          1.2%
          Respironics, Inc.*                                                   44,300       2,468,396          1.0%
          Sola International Inc.*                                             42,000         682,920          0.3%
          Thoratec Corporation*                                                89,200         909,840          0.4%
                                                                                      ----------------  ------------
                                                                                           13,512,958          5.7%
       HEALTHCARE SERVICES
          American Healthways, Inc.*                                           94,200       2,565,066          1.1%
          Covance Inc.*                                                        70,000       2,568,300          1.1%
          Horizon Health Corporation*                                         107,000       2,604,487          1.1%
          Inveresk Research Group, Inc.*                                      140,000       5,082,000          2.1%
                                                                                      ----------------  ------------
                                                                                           12,819,853          5.4%
       HOME BUILDERS
          Champion Enterprises, Inc.*                                         479,000       4,660,670          1.9%
                                                                                      ----------------  ------------
       HOME FURNISHINGS
          Tempur-Pedic International Inc.*                                     77,300         971,661          0.4%
          Universal Electronics, Inc.*                                        256,300       4,439,116          1.8%
                                                                                      ----------------  ------------
                                                                                            5,410,777          2.2%
       INSURANCE
          Direct General Corporation                                           68,950       2,050,573          0.9%
          Quanta Capital Holdings*                                            288,000       2,894,400          1.2%
          The PMI Group, Inc.                                                 102,500       4,226,075          1.8%
                                                                                      ----------------  ------------
                                                                                            9,171,048          3.9%
       INTERNET
          Lionbridge Technologies, Inc.*                                       42,000         312,480          0.1%
          Radware Ltd.*                                                        36,925         660,219          0.3%
                                                                                      ----------------  ------------
                                                                                              972,699          0.4%
       INVESTMENT COMPANIES
          MCG Capital Corporation                                             226,000       3,672,500          1.5%
                                                                                      ----------------  ------------
       LODGING
          Monarch Casino & Resort, Inc.*                                       31,100         501,954          0.2%
                                                                                      ----------------  ------------
       MACHINERY
          UNOVA, Inc.*                                                        195,400       3,304,214          1.4%
                                                                                      ----------------  ------------
       MEMORY  &  COMMODITY SEMICONDUCTORS
          Integrated Device Technology, Inc.*                                 183,900       2,101,977          0.9%
          Integrated Silicon Solutions Inc.*                                  205,200       1,727,784          0.7%
                                                                                      ----------------  ------------
                                                                                            3,829,761          1.6%
       METAL FABRICATE/HARDWARE
          Kaydon Corporation                                                   93,000       2,709,090          1.1%
                                                                                      ----------------  ------------
       OIL & GAS

   -----------------------------------------------------------------------------------------------------------------
                                      HERITAGE SERIES TRUST - SMALL CAP STOCK FUND
                                                  INVESTMENT PORTFOLIO
                                                      JULY 31, 2004
                                                       (UNAUDITED)
   -----------------------------------------------------------------------------------------------------------------

                                                                                                           % OF NET
                                                                               SHARES           VALUE        ASSETS
                                                                               ------           -----        ------

          Patterson-UTI Energy, Inc.                                          187,600       3,419,948          1.4%
          Unit Corporation*                                                    91,625       2,954,906          1.2%
                                                                                      ----------------  ------------
                                                                                            6,374,854          2.6%
       OIL & GAS SERVICES
          Maverick Tube Corporation*                                           82,700       2,385,068          1.0%
          Tetra Technologies, Inc.*                                            50,675       1,335,286          0.6%
                                                                                      ----------------  ------------
                                                                                            3,720,354          1.6%
       PHARMACEUTICALS
          Dendreon Corporation*                                                46,800         431,028          0.2%
          KV Pharmaceutical Company, Class "A"*                               186,100       3,240,001          1.3%
          Medicis Pharmaceutical, Class "A"                                    60,900       2,178,393          0.9%
          Taro Pharmaceuticals Industries*                                    156,600       3,496,878          1.4%
          VCA Antech, Inc.*                                                    47,900       2,013,237          0.8%
                                                                                      ----------------  ------------
                                                                                           11,359,537          4.6%
       PRINTING & PUBLISHING
          John Wiley & Sons, Inc., Class "A"                                  158,200       5,119,352          2.1%
                                                                                      ----------------  ------------
       REITS
          Global Signal Inc.                                                   45,000         924,750          0.4%
          Highland Hospitality Corporation*                                   216,500       2,249,435          0.9%
                                                                                      ----------------  ------------
                                                                                            3,174,185          1.3%
       RETAIL
          Brinker International Inc.*                                         139,500       4,995,495          2.1%
          Cash America International, Inc.                                     44,100         990,045          0.4%
          CBRL Group, Inc.                                                    100,200       3,328,644          1.4%
          Genesco Inc.*                                                        77,450       1,662,077          0.7%
          Ruby Tuesday Inc.                                                   136,500       3,943,485          1.6%
          Sonic Automotive, Inc.                                               83,000       1,855,050          0.8%
          Stage Stores Inc.*                                                  135,600       4,808,376          2.0%
          United Auto Group Inc.                                               75,500       2,071,720          0.9%
                                                                                      ----------------  ------------
                                                                                           23,654,892          9.9%
       SAVINGS & LOANS
          Bank Mutual Corporation                                              53,561         604,168          0.3%
          BankAtlantic Bancorp, Inc.                                           43,000         784,320          0.3%
                                                                                      ----------------  ------------
                                                                                            1,388,488          0.6%
       SEMICONDUCTOR EQUIPMENT
          ASE Test Ltd.*                                                      164,300       1,086,023          0.5%
          Axcelis Technologies, Inc.*                                         225,000       2,099,250          0.9%
                                                                                      ----------------  ------------
                                                                                            3,185,273          1.4%
       SOFTWARE
          Avid Technology, Inc.*                                               21,250         993,225          0.4%
          Datastream Systems, Inc.*                                           417,075       2,723,500          1.1%
          Eclipsys Corporation*                                               125,325       1,881,128          0.8%
          Global Payments Inc.                                                 34,800       1,588,620          0.7%
          infoUSA Inc.*                                                       363,000       3,263,370          1.4%
          Netsmart Technologies Inc.*                                         106,000         962,480          0.4%
                                                                                      ----------------  ------------
                                                                                           11,412,323          4.8%
       TELECOMMUNICATIONS
          CommScope, Inc.*                                                    170,000       3,502,000          1.5%
          EMS Technologies Inc.*                                              128,700       1,998,710          0.8%
          Manitoba Telecom Services Inc.*                                      61,636       2,086,529          0.8%
                                                                                      ----------------  ------------
                                                                                            7,587,239          3.1%
       TRANSPORTATION
          Owens & Minor, Inc.*                                                 80,000       1,164,000          0.5%
                                                                                      ----------------  ------------

   -----------------------------------------------------------------------------------------------------------------
                                      HERITAGE SERIES TRUST - SMALL CAP STOCK FUND
                                                  INVESTMENT PORTFOLIO
                                                      JULY 31, 2004
                                                       (UNAUDITED)
   -----------------------------------------------------------------------------------------------------------------

                                                                                                           % OF NET
                                                                               SHARES           VALUE        ASSETS
                                                                               ------           -----        ------

   Total Common Stocks                                                                    221,037,422         91.6%
                                                                                      ----------------  ------------
   REPURCHASE AGREEMENT
   Repurchase Agreement with State Street
   Bank and Trust Company, dated
   July 30, 2004 @ 1.18% to be
   repurchased at $21,727,136 on
   August 2, 2004, collateralized by
   $18,165,000 United States Treasury Bonds,
   6.75% due August 15, 2026, (market value
   $22,179,780 including interest)                                                         21,725,000          9.0%
                                                                                      ----------------  ------------

   TOTAL INVESTMENT PORTFOLIO (cost $202,899,786) (a)                                     242,762,422        100.6%
   OTHER ASSETS AND LIABILITIES, net,                                                      (1,522,290)        -0.6%
                                                                                      ----------------  ------------
   NET ASSETS                                                                           $ 241,240,132        100.0%
                                                                                      ================  ============
   -------
   * Non-income producing security.

   (a) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized appreciation of $39,862,636 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $48,074,398 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $8,211,762

------------------------------------------------------------------------------------------------------------------------
                                        HERITAGE SERIES TRUST - VALUE EQUITY FUND
                                                  INVESTMENT PORTFOLIO
                                                     JULY 31, 2004
                                                       (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------

                                                                                                               % OF NET
                                                                                  SHARES          VALUE          ASSETS
                                                                                  ------          -----          ------
COMMON STOCKS
     AGRICULTURE
        Altria Group Inc.                                                         44,800    $ 2,132,480            6.4%
        Imperial Tobacco Group PLC., Sponsored ADR                                 4,200        183,960            0.6%
        Universal Corporation                                                     11,600        559,468            1.7%
        UST, Inc.                                                                 39,350      1,493,333            4.5%
                                                                                         --------------- ---------------
                                                                                              4,369,241           13.2%
     AUTO MANUFACTURERS
        Ford Motor Company                                                        15,500        228,160            0.7%
                                                                                         --------------- ---------------
     BANKS
        Bank of America Corporation                                               12,930      1,099,179            3.3%
        KeyCorp                                                                   22,300        673,014            2.0%
        PNC Bank Corporation                                                       5,400        273,240            0.8%
        U.S. Bancorp                                                              13,700        387,710            1.2%
        Wachovia Corporation                                                       5,500        243,705            0.7%
                                                                                         --------------- ---------------
                                                                                              2,676,848            8.0%
     COMPUTERS
        Electronic Data Systems Corporation                                       49,100        907,368            2.7%
                                                                                        --------------- ---------------
     DIVERSIFIED MANUFACTURER
        General Electric Company                                                  14,100        468,825            1.4%
        Tyco International Ltd.                                                   14,500        449,500            1.4%
                                                                                         --------------- ---------------
                                                                                                918,325            2.8%
     ELECTRICAL COMPONENTS & EQUIPMENT
        Emerson Electric Company                                                   7,050        427,935            1.3%
                                                                                         --------------- ---------------
     FINANCIAL SERVICES
        CIT Group Inc.                                                            15,650        543,994            1.6%
        Fannie Mae                                                                23,400      1,660,464            5.0%
        Freddie Mac                                                               36,800      2,366,607            7.1%
        Piper Jaffray Companies*                                                     137          5,583            0.0%
                                                                                         --------------- ---------------
                                                                                              4,576,648           13.7%
     FOOD
        Safeway Inc.*                                                              5,700        120,441            0.4%
                                                                                         --------------- ---------------
     HEALTHCARE PRODUCTS
        Becton, Dickinson and Company                                              6,325        298,730            0.9%
                                                                                         --------------- ---------------

     HEALTHCARE SERVICES
        HCA Inc.                                                                  13,000        502,450            1.5%
        Humana, Inc.*                                                              4,100         74,251            0.2%
        Laboratory Corporation of America Holdings*                               15,080        590,533            1.8%
        Quest Diagnostics Inc.                                                     6,940        569,635            1.7%
        Tenet Healthcare Corporation*                                             13,700        153,166            0.5%
                                                                                         --------------- ---------------
                                                                                              1,890,035            5.7%
     INSURANCE
        American International Group, Inc.                                         9,200        649,980            2.0%
        Marsh & McLennan Companies, Inc.                                           7,300        323,974            1.0%
        Ohio Casualty Corporation*                                                 9,100        170,170            0.5%
        SAFECO Corporation                                                           560         26,354            0.1%
        The St. Paul Travelers Companies, Inc.                                     4,400        163,108            0.5%
                                                                                         --------------- ---------------
                                                                                              1,333,586            4.1%
     OIL & GAS
        ChevronTexaco Corporation                                                  9,250        884,763            2.7%
        ConocoPhillips                                                            17,223      1,356,655            4.1%
        Devon Energy Corporation                                                   7,350        510,752            1.5%
        Kerr-Mcgee Corporation                                                     7,150        375,375            1.1%
        Pioneer Natural Resources Company                                          4,100        147,805            0.4%
        Pogo Producing Company                                                     2,400        106,512            0.3%
        Transocean Inc.*                                                           3,200         90,880            0.3%
                                                                                         --------------- ---------------
                                                                                              3,472,742           10.4%
     PHARMACEUTICALS
        AmerisourceBergen Corporation                                              8,500        459,510            1.4%
        Bristol-Myers Squibb Company                                              35,395        810,546            2.4%
        Cardinal Health, Inc.                                                      3,000        133,500            0.4%
        Medco Health Solutions, Inc.*                                             13,263        401,869            1.2%
        Merck & Company, Inc.                                                     13,825        626,964            1.9%
        Pfizer, Inc.                                                              26,905        859,883            2.6%
        Schering-Plough Corporation                                                4,385         85,332            0.2%

------------------------------------------------------------------------------------------------------------------------
                                        HERITAGE SERIES TRUST - VALUE EQUITY FUND
                                                  INVESTMENT PORTFOLIO
                                                     JULY 31, 2004
                                                       (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------

                                                                                                               % OF NET
                                                                                  SHARES          VALUE          ASSETS
                                                                                  ------          -----          ------

        Wyeth                                                                      3,325        117,705            0.4%
                                                                                         --------------- ---------------
                                                                                              3,495,309           10.5%
     PIPELINES
        El Paso Corporation                                                       28,600        225,654            0.7%
                                                                                         --------------- ---------------
     RETAIL
        Best Buy Company, Inc.                                                     1,150         55,384            0.2%
        Borders Group Inc.                                                        26,850        614,060            1.9%
        Federated Department Stores, Inc.                                         13,300        637,336            1.9%
        Home Depot, Inc.                                                          15,600        526,032            1.6%
        Lowe's Companies Inc.                                                      5,800        282,576            0.9%
        May Department Stores Company                                              5,100        135,303            0.4%
        Staples Inc.                                                              14,700        424,535            1.3%
                                                                                         --------------- ---------------
                                                                                              2,675,226            8.2%
     SAVINGS & LOANS
        Sovereign Bancorp Inc.                                                    27,600        600,852            1.8%
        Washington Mutual, Inc.                                                   46,800      1,815,840            5.5%
                                                                                         --------------- ---------------
                                                                                              2,416,692            7.3%
Total Common Stocks                                                                          30,032,940           90.6%
                                                                                         --------------- ---------------
REPURCHASE AGREEMENT
Repurchase Agreement with State Street
Bank and Trust Company, dated
July 30, 2004 @ 1.18% to be
repurchased at $3,056,301 on
August 2, 2004, collateralized by
$2,560,000 United States Treasury Bonds,
6.75% due August 15, 2026, (market value
$3,125,804 including interest)                                                                3,056,000            9.2%
                                                                                         --------------- ---------------

TOTAL INVESTMENT PORTFOLIO (cost $29,447,365) (a)                                            33,088,940           99.8%
OTHER ASSETS AND LIABILITIES, net,                                                               69,752            0.2%
                                                                                         --------------- ---------------
NET ASSETS                                                                                 $ 33,158,692          100.0%
                                                                                         =============== ===============

--------
* Non-income producing security.

(a) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized appreciation of $3,899,122 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over net unrealized depreciation of $4,,342,048 which consists of depreciation for all securities in which there is an excess of tax cost over market value of $442,926.


     ADR  --  American Depository Receipt.



                                  OPEN FUTURES CONTRACTS
                                                                NUMBER OF     EXPIRATION     CURRENT      UNREALIZED
                                           CONTRACT TYPE        CONTRACTS        DATE         VALUE      DEPRECIATION
                                          --------------        ----------       ----         ------     ------------
                                           S&P 500 Index             7          Sep-04        1,575       $ (46,375)

                                                                                             ------------------------
                                                                                             $1,575      $ (46,375)
                                                                                             ------------------------

ITEM 2. CONTROLS AND PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Treasurer of Heritage Series Trust have concluded that such disclosure controls and procedures are effective as of a date 90 days prior to the filing of this Form N-Q.

(b) There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 Act) of Heritage Series Trust that occurred during the most recent fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal controls over financial reporting.

ITEM 3. EXHIBITS

(a) Certifications of the Principal Executive Officer and Treasurer of Heritage Series Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                        HERITAGE SERIES TRUST
Date: September 28, 2004
                                                    /s/ K.C. Clark
                                                    ---------------------------
                                                    K.C. Clark
                                                    Executive Vice President and
                                                    Principal Executive Officer





      Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 28, 2004
                                                    /s/ K.C. Clark
                                                    ---------------------------
                                                    K.C. Clark
                                                    Executive Vice President
and                                                 Principal Executive Officer


Date: September 28, 2004
                                                    /s/ Andrea N. Mullins
                                                    ---------------------------
                                                    Andrea N. Mullins
                                                    Treasurer